UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 9/30/2017

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.5%

Consumer Discretionary – 10.1%
Auto Components - 1.1%
Cooper Tire & Rubber	54,200	$2,027,080
Gentex Corporation	228,070	4,515,786
LCI Industries	68,516	7,937,578
Sebang Global Battery	28,500	888,331
Standard Motor Products	18,291	882,541

		16,251,316

Automobiles - 0.8%
Thor Industries [1,2]	87,730	11,046,084

Distributors - 0.9%
Core-Mark Holding Company	220,900	7,099,726
Fenix Parts [3,4]	255,000	170,850
LKQ Corporation [4]	49,600	1,785,104
Uni-Select	30,200	652,528
Weyco Group	97,992	2,781,013

		12,489,221

Diversified Consumer Services - 0.6%
Adtalem Global Education [4]	52,054	1,866,136
American Public Education [4]	42,400	892,520
Cambium Learning Group [4]	70,000	464,100
Collectors Universe	50,000	1,198,500
H&R Block	8,000	211,840
Liberty Tax Cl. A	151,573	2,182,651
Lincoln Educational Services [4]	330,600	826,500
Universal Technical Institute [4]	504,032	1,748,991

		9,391,238

Hotels, Restaurants & Leisure - 0.5%
Biglari Holdings [4]	3,000	999,870
Century Casinos [4]	222,360	1,825,576
Lindblad Expeditions Holdings [4]	207,600	2,221,320
Noodles & Company Cl. A [1,2,4]	200,000	880,000
Rank Group	400,000	1,189,919
Zoe’s Kitchen [4]	30,000	378,900

		7,495,585

Household Durables - 1.9%
AV Homes [4]	66,100	1,133,615
Cavco Industries [4]	14,700	2,168,985
Ethan Allen Interiors	231,000	7,484,400
Flexsteel Industries	13,900	704,730
Mohawk Industries [1,2,4]	12,400	3,069,124
Natuzzi ADR [4]	2,096,300	4,297,415
PICO Holdings [4]	409,400	6,836,980
Samson Holding	2,500,000	339,239
Skyline Corporation [4]	55,400	669,786
Stanley Furniture [5]	912,235	1,076,437

		27,780,711

Internet & Direct Marketing Retail - 0.3%
CafePress [4]	110,000	199,100
FTD Companies [4]	298,014	3,886,103

		4,085,203

Leisure Products - 1.0%
Character Group	91,500	588,528
MCBC Holdings [4]	60,500	1,232,990
Nautilus [4]	706,300	11,936,470

		13,757,988

Media - 0.5%
E.W. Scripps Company Cl. A [1,2,4]	68,660	1,312,093
Entravision Communications Cl. A	108,200	616,740
Global Eagle Entertainment [4]	110,000	376,200
Gray Television [4]	50,000	785,000
Meredith Corporation	32,800	1,820,400
New Media Investment Group	60,100	888,879
Pico Far East Holdings	2,734,400	1,144,642
T4F Entretenimento	150,000	411,095
Technicolor	120,000	414,138

		7,769,187

Multiline Retail - 0.0%
New World Department Store China [4]	1,447,500	313,159

Specialty Retail - 1.3%
AutoCanada	78,800	1,503,689
Barnes & Noble	47,000	357,200
Barnes & Noble Education [4]	20,000	130,200
Byggmax Group	100,000	841,017
Caleres [2]	105,700	3,225,964
Children’s Place	19,600	2,315,740
Container Store Group (The) [2,4]	158,200	666,022
Destination Maternity [4]	557,967	931,805
Haverty Furniture	23,700	619,755
I.T	827,000	445,705
Monro	111,500	6,249,575
Oriental Watch Holdings	967,900	208,161
Topps Tiles	750,000	758,775
TravelCenters of America LLC [4]	162,500	690,625

		18,944,233

Textiles, Apparel & Luxury Goods - 1.2%
Crown Crafts	97,741	635,317
Culp	29,400	962,850
Deckers Outdoor [4]	6,120	418,669
J.G. Boswell Company [3]	3,940	2,698,900
Movado Group	58,361	1,634,108
Wolverine World Wide	325,000	9,376,250
YGM Trading	1,082,600	1,039,416

		16,765,510

Total		146,089,435

Consumer Staples – 2.2%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [2]	72,500	1,952,425

Food & Staples Retailing - 0.0%
Conviviality	70,000	386,456

Food Products - 1.9%
AGT Food and Ingredients	9,000	176,285
Cal-Maine Foods [1,2,4]	86,016	3,535,258
Farmer Bros. [4]	54,700	1,796,895
Hilton Food Group	75,000	729,630
Industrias Bachoco ADR	43,495	2,892,417
John B. Sanfilippo & Son	17,200	1,157,732
Lancaster Colony	12,900	1,549,548
Sanderson Farms	7,900	1,276,008
Seneca Foods Cl. A [4]	159,892	5,516,274
Seneca Foods Cl. B [4]	13,840	478,864
SunOpta [1,2,4]	187,459	1,630,893
Tootsie Roll Industries [2]	155,308	5,901,704

		26,641,508

Household Products - 0.0%
Central Garden & Pet [4]	10,300	400,052

Personal Products - 0.2%
Inter Parfums	63,930	2,637,113

Total		32,017,554

Energy – 5.0%
Energy Equipment & Services - 4.0%
CARBO Ceramics [1,2,4]	78,000	673,140
Diamond Offshore Drilling [1,2,4]	189,000	2,740,500
Era Group [4]	554,693	6,207,015
Forum Energy Technologies [4]	144,654	2,299,999
Frank’s International [1,2]	108,600	838,392
Helmerich & Payne [1,2]	89,000	4,637,790
ION Geophysical [1,2,4]	71,880	683,579
Oil States International [4]	49,733	1,260,731
Pason Systems	496,380	7,471,061
Pioneer Energy Services [4]	164,500	419,475
Precision Drilling [4]	93,900	292,968
SEACOR Holdings [4]	150,469	6,938,125
SEACOR Marine Holdings [4]	638,834	9,991,364
TGS-NOPEC Geophysical	409,470	9,742,553
Trican Well Service [4]	944,000	3,449,922

		57,646,614

Oil, Gas & Consumable Fuels - 1.0%
Ardmore Shipping [4]	61,600	508,200
Dorchester Minerals L.P.	177,172	2,666,438
Dorian LPG [4]	184,034	1,255,112
Green Plains	90,000	1,813,500
Hallador Energy	21,000	120,120
Hargreaves Services	57,683	261,258
New Zealand Refining	310,000	570,978
San Juan Basin Royalty Trust	320,352	2,511,560
World Fuel Services	110,800	3,757,228
WPX Energy [4]	110,000	1,265,000

		14,729,394

Total		72,376,008

Financials – 15.0%
Banks - 2.4%
Banca Sistema	200,000	561,639
Bank of N.T. Butterfield & Son	178,416	6,537,162
Blue Hills Bancorp	54,080	1,038,336
Canadian Western Bank	279,500	7,551,148
Farmers & Merchants Bank of Long Beach [3]	1,080	8,451,000
Fauquier Bankshares	160,800	3,191,880
First Citizens BancShares Cl. A	14,676	5,487,210
Webster Financial	40,300	2,117,765

		34,936,140

Capital Markets - 7.9%
Affiliated Managers Group	7,000	1,328,810
Ares Management L.P.	366,300	6,831,495
Artisan Partners Asset Management Cl. A	273,100	8,903,060
ASA Gold and Precious Metals	199,821	2,367,879
Ashmore Group	1,354,000	6,154,306
Associated Capital Group Cl. A [1,2]	20,200	721,140
Citadel Capital [4]	8,549,921	639,428
Cowen Cl. A [4]	62,706	1,116,167
Dundee Corporation Cl. A [4]	1,079,900	2,769,529
Edmond de Rothschild (Suisse)	153	2,757,113
Federated Investors Cl. B	91,540	2,718,738
Gluskin Sheff + Associates	57,600	867,866
Houlihan Lokey Cl. A	80,800	3,161,704
Jupiter Fund Management	230,000	1,701,263
KKR & Co. L.P.	24,100	489,953
Lazard Cl. A	114,635	5,183,795
Manning & Napier Cl. A	395,692	1,562,983
MarketAxess Holdings	56,600	10,443,266
Medley Management Cl. A [1,2]	109,500	673,425
Morningstar	84,600	7,190,154
mutares	39,266	623,034
MVC Capital	324,200	3,245,242
Oaktree Capital Group LLC Cl. A	101,100	4,756,755
Rothschild & Co	216,893	8,203,069
SEI Investments	185,600	11,332,736
Sprott	1,927,000	3,258,642
TMX Group	40,700	2,299,619
U.S. Global Investors Cl. A	520,551	1,108,774
Value Partners Group	5,453,000	4,921,354
Virtu Financial Cl. A [2]	101,200	1,639,440
Virtus Investment Partners	1,430	165,951
Westwood Holdings Group	49,073	3,301,141
ZAIS Group Holdings Cl. A [2,4]	492,300	1,796,895

		114,234,726

Consumer Finance - 0.2%
Bajaj Finance	55,000	1,546,012
Currency Exchange International [4]	30,000	629,693

		2,175,705

Diversified Financial Services - 0.1%
First Pacific	1,020,000	813,483
Waterloo Investment Holdings [4,6]	2,972,000	891,600

		1,705,083

Insurance - 2.8%
Alleghany Corporation [4]	709	392,793
Atlas Financial Holdings [4]	48,900	924,210
E-L Financial	21,500	14,577,439
Erie Indemnity Cl. A	25,000	3,014,250
Independence Holding Company	302,731	7,643,958
MBIA [4]	942,400	8,198,880
ProAssurance Corporation	17,139	936,646
RLI Corp.	67,400	3,866,064
WMIH [4]	77,742	73,855

		39,628,095

Investment Companies - 0.2%
RIT Capital Partners	130,500	3,395,974

Thrifts & Mortgage Finance - 1.4%
BofI Holding [1,2,4]	16,300	464,061
Genworth MI Canada	232,395	6,896,884
Timberland Bancorp [5]	420,600	13,181,604
Vestin Realty Mortgage II [3,4]	53	180,200

		20,722,749

Total		216,798,472

Health Care – 5.2%
Biotechnology - 1.1%
Keryx Biopharmaceuticals [1,2,4]	139,000	986,900
Novavax [1,2,4]	550,000	627,000
Sangamo Therapeutics [4]	302,815	4,542,225
Zealand Pharma [4]	479,007	9,243,494

		15,399,619

Health Care Equipment & Supplies - 1.9%
Analogic Corporation	53,735	4,500,306
Atrion Corporation	15,750	10,584,000
Hill-Rom Holdings	5,000	370,000
Integer Holdings [4]	42,400	2,168,760
Invacare Corporation	38,900	612,675
Masimo Corporation [4]	50,000	4,328,000
Neogen Corporation [4]	16,800	1,301,328
Surmodics [4]	138,500	4,293,500

		28,158,569

Health Care Providers & Services - 0.9%
Aceto Corporation	18,800	211,124
AMN Healthcare Services [4]	65,600	2,997,920
Community Health Systems [4]	790,000	6,067,200
Landauer	50,000	3,365,000

		12,641,244

Health Care Technology - 0.5%
athenahealth [1,2,4]	32,500	4,041,700
Medidata Solutions [4]	50,000	3,903,000

		7,944,700

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories Cl. A [4]	26,898	5,977,274
Bio-Techne	27,643	3,341,762
Dyadic International [3,4]	75,000	109,500

		9,428,536

Pharmaceuticals - 0.1%
Intra-Cellular Therapies [4]	30,000	473,400
Theravance Biopharma [4]	34,291	1,174,124

		1,647,524

Total		75,220,192

Industrials – 29.0%
Aerospace & Defense - 2.9%
Austal	688,670	839,999
Ducommun [4]	117,200	3,756,260
HEICO Corporation	175,422	15,754,650
HEICO Corporation Cl. A	101,010	7,696,962
Hexcel Corporation	4,900	281,358
Magellan Aerospace	182,779	2,622,115
Mercury Systems [4]	25,400	1,317,752
Teledyne Technologies [4]	20,600	3,279,108
Wesco Aircraft Holdings [4]	588,000	5,527,200

		41,075,404

Air Freight & Logistics - 1.4%
Expeditors International of Washington	158,900	9,511,754
Forward Air	179,750	10,287,092

		19,798,846

Building Products - 0.7%
American Woodmark [4]	22,400	2,156,000
Apogee Enterprises [2]	50,600	2,441,956
Burnham Holdings Cl. B [3]	36,000	540,000
DIRTT Environmental Solutions [4]	65,000	285,474
Epwin Group	200,000	210,380
Insteel Industries [2]	37,880	989,047
NCI Building Systems [4]	65,300	1,018,680
Patrick Industries [4]	9,850	828,385
Simpson Manufacturing	45,600	2,236,224

		10,706,146

Commercial Services & Supplies - 2.7%
Atento [4]	183,300	2,126,280
CECO Environmental	99,028	837,777
CompX International Cl. A	211,100	3,219,275
Copart [4]	439,920	15,120,050
Heritage-Crystal Clean [4]	143,527	3,121,712
Kimball International Cl. B	286,180	5,657,779
Mobile Mini	105,000	3,617,250
Steelcase Cl. A	177,260	2,729,804
UniFirst Corporation	14,970	2,267,955

		38,697,882

Construction & Engineering - 3.2%
Aecon Group	34,500	485,806
Ameresco Cl. A [4]	40,000	312,000
Comfort Systems USA	26,600	949,620
EMCOR Group [2]	65,800	4,565,204
IES Holdings [4]	594,244	10,280,421
Jacobs Engineering Group	164,900	9,608,723
KBR	326,000	5,828,880
Northwest Pipe [4]	20,000	380,400
NV5 Global [4]	23,500	1,284,275
Sterling Construction [1,2,4]	122,300	1,862,629
Valmont Industries [2]	63,445	10,030,655

		45,588,613

Electrical Equipment - 0.9%
EnerSys	18,600	1,286,562
Global Power Equipment Group [3,4]	631,820	1,137,276
Hubbell Cl. B	17,100	1,983,942
Powell Industries	94,500	2,834,055
Preformed Line Products	91,600	6,164,680

		13,406,515

Industrial Conglomerates - 0.7%
A. Soriano	2,791,000	382,942
Carlisle Companies	20,100	2,015,829
Raven Industries	251,725	8,155,890

		10,554,661

Machinery - 11.0%
Chen Hsong Holdings	1,159,000	335,314
CIRCOR International	102,284	5,567,318
Colfax Corporation [4]	77,242	3,216,357
Deutz	115,000	929,003
Donaldson Company	193,559	8,892,101
Exco Technologies	168,800	1,310,897
Franklin Electric	104,600	4,691,310
Graco	89,276	11,042,548
Greenbrier Companies (The)	59,200	2,850,480
Hurco Companies	25,952	1,079,603
Hyster-Yale Materials Handling Cl. A	10,000	764,400
IDEX Corporation	67,400	8,187,078
John Bean Technologies	74,426	7,524,469
Kadant	42,200	4,158,810
Kennametal	160,100	6,458,434
Lincoln Electric Holdings	61,360	5,625,485
Lindsay Corporation [2]	80,000	7,352,000
Luxfer Holdings ADR	28,100	349,845
Lydall [2,4]	45,780	2,623,194
NN	308,700	8,952,300
Nordson Corporation	24,296	2,879,076
Proto Labs [4]	10,000	803,000
RBC Bearings [4]	125,600	15,718,840
Sarine Technologies	327,500	282,484
Sun Hydraulics	304,918	16,465,572
Tennant Company	111,900	7,407,780
Titan International	173,100	1,756,965
Wabash National	72,300	1,649,886
Watts Water Technologies Cl. A	61,000	4,221,200
Westinghouse Air Brake Technologies	81,200	6,150,900
Westport Fuel Systems [1,2,4]	327,100	1,069,617
Woodward	104,600	8,118,006

		158,434,272

Marine - 1.4%
Clarkson	291,000	11,156,178
Kirby Corporation [4]	144,500	9,529,775

		20,685,953

Professional Services - 1.7%
Franklin Covey [4]	40,800	828,240
Heidrick & Struggles International	66,480	1,406,052
ManpowerGroup	112,858	13,296,930
On Assignment [1,2,4]	106,700	5,727,656
Quess Corporation [4]	15,720	201,433
Robert Half International	29,032	1,461,471
TrueBlue [4]	72,520	1,628,074
Volt Information Sciences [4]	80,000	252,000

		24,801,856

Road & Rail - 1.9%
Genesee & Wyoming Cl. A [4]	15,000	1,110,150
Knight-Swift Transportation Holdings Cl. A [2]	122,400	5,085,720
Landstar System	136,160	13,568,344
Patriot Transportation Holding [4]	139,100	2,712,450
Saia [1,2,4]	54,330	3,403,775
Universal Logistics Holdings	78,916	1,613,832

		27,494,271

Trading Companies & Distributors - 0.5%
Central Steel & Wire [3]	4,862	2,090,660
Houston Wire & Cable [4]	509,200	2,673,300
MSC Industrial Direct Cl. A [2]	11,963	904,044
SIG	350,000	834,351

		6,502,355

Transportation Infrastructure - 0.0%
Hopewell Highway Infrastructure	1,012,000	625,731

Total		418,372,505

Information Technology – 19.4%
Communications Equipment - 0.6%
ADTRAN [2]	234,973	5,639,352
Clearfield [1,2,4]	55,600	756,160
NetScout Systems [4]	41,700	1,348,995
Oclaro [2,4]	91,000	785,330

		8,529,837

Electronic Equipment, Instruments & Components - 9.9%
Anixter International [1,2,4]	70,895	6,026,075
Bel Fuse Cl. B	30,238	943,426
Celestica [4]	232,100	2,873,398
Cognex Corporation [2]	198,700	21,912,636
Coherent [4]	100,534	23,642,581
Dolby Laboratories Cl. A	9,150	526,308
Fabrinet [4]	67,500	2,501,550
FARO Technologies [4]	161,467	6,176,113
FLIR Systems	409,137	15,919,521
HollySys Automation Technologies	53,882	1,164,390
Horiba	12,000	678,249
IPG Photonics [1,2,4]	58,000	10,733,480
LRAD Corporation [4]	744,944	1,586,731
Methode Electronics	44,330	1,877,375
National Instruments	261,850	11,042,214
Orbotech [4]	27,400	1,156,554
Perceptron [4]	357,700	2,822,253
Plexus Corporation [4]	150,600	8,445,648
Richardson Electronics	573,732	3,425,180
Rogers Corporation [4]	57,066	7,605,756
Systemax	38,520	1,018,084
TTM Technologies [1,2,4]	496,400	7,629,668
Vishay Intertechnology	116,900	2,197,720
VSTECS Holdings	979,000	324,595
Wasion Group Holdings	1,500,000	760,408

		142,989,913

Internet Software & Services - 2.2%
Actua Corporation [4]	63,815	976,369
Care.com [4]	209,300	3,325,777
CommerceHub Ser. C [4]	50,000	1,067,500
comScore [3,4]	211,136	6,017,376
HolidayCheck Group [4]	44,900	141,690
IZEA [1,2,4]	75,306	534,673
j2 Global	64,220	4,744,574
Leaf Group [4]	50,000	345,000
MiX Telematics ADR	57,985	575,211
QuinStreet [4]	456,554	3,355,672
Solium Capital [4]	182,800	1,508,988
Spark Networks [2,4]	363,000	442,860
Stamps.com [4]	35,700	7,234,605
Support.com [4]	216,766	509,400

		30,779,695

IT Services - 0.9%
Acxiom Corporation [4]	48,000	1,182,720
Convergys Corporation [2]	121,000	3,132,690
CSE Global	1,750,000	438,645
DST Systems [2]	20,000	1,097,600
Hackett Group (The)	417,266	6,338,270
Innodata [4]	274,314	411,471
Unisys Corporation [4]	60,000	510,000

		13,111,396

Semiconductors & Semiconductor Equipment - 3.6%
Amtech Systems [4]	141,471	1,694,823
Brooks Automation	209,400	6,357,384
Cabot Microelectronics	50,600	4,044,458
Cohu	101,300	2,414,992
CyberOptics Corporation [4]	37,600	611,000
Diodes [4]	270,850	8,106,540
Intermolecular [4]	40,000	40,800
Kulicke & Soffa Industries [4]	77,400	1,669,518
MKS Instruments	19,310	1,823,830
Nanometrics [4]	66,200	1,906,560
Nova Measuring Instruments [4]	49,100	1,380,201
Photronics [4]	183,700	1,625,745
Rudolph Technologies [2,4]	58,000	1,525,400
Sigma Designs [4]	78,900	497,070
Silicon Motion Technology ADR	109,200	5,244,876
Teradyne	130,000	4,847,700
Ultra Clean Holdings [4]	42,800	1,310,536
Veeco Instruments [4]	17,500	374,500
Versum Materials	123,000	4,774,860
Xperi	82,300	2,082,190

		52,332,983

Software - 1.7%
American Software Cl. A	108,690	1,234,718
ANSYS [1,2,4]	95,000	11,659,350
BroadSoft [4]	25,000	1,257,500
Computer Modelling Group	371,300	2,725,793
Manhattan Associates [4]	10,000	415,700
Micro Focus International	23,157	740,695
Model N [4]	126,387	1,889,486
Monotype Imaging Holdings	117,700	2,265,725
PSI Software	18,194	369,860
RealNetworks [4]	219,879	1,055,419
Rosetta Stone [4]	40,000	408,400
SeaChange International [4]	247,069	676,969

		24,699,615

Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf	266,600	6,091,810
Intevac [4]	168,700	1,425,515

		7,517,325

Total		279,960,764

Materials – 8.2%
Chemicals - 2.3%
FutureFuel Corporation	48,500	763,390
Hawkins	86,178	3,516,062
Innospec	36,883	2,273,837
Minerals Technologies	117,693	8,315,010
Quaker Chemical	109,669	16,225,529
Westlake Chemical	15,400	1,279,586

		32,373,414

Construction Materials - 1.8%
Ash Grove Cement Cl. B [3]	50,518	25,663,144

Containers & Packaging - 0.3%
Mayr-Melnhof Karton	34,000	4,878,412

Metals & Mining - 3.6%
Alamos Gold Cl. A	263,300	1,778,897
Ampco-Pittsburgh	36,966	643,209
Ferroglobe	50,000	658,000
Ferroglobe (Warranty Insurance Trust) [4,6]	49,300	0
Franco-Nevada Corporation	107,300	8,313,604
Gold Fields ADR	370,000	1,594,700
Haynes International [2]	113,900	4,090,149
Hecla Mining	321,300	1,612,926
Lundin Mining	640,000	4,390,623
Major Drilling Group International [4]	960,900	5,390,743
Pretium Resources [4]	165,000	1,527,349
Reliance Steel & Aluminum	128,720	9,804,603
Royal Gold	16,600	1,428,264
Sandstorm Gold [4]	250,000	1,135,000
Synalloy Corporation [4]	178,800	2,235,000
Tree Island Steel	30,000	70,206
Worthington Industries	148,000	6,808,000

		51,481,273

Paper & Forest Products - 0.2%
Stella-Jones	84,700	3,259,703

Total		117,655,946

Real Estate – 3.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Irish Residential Properties REIT	200,000	348,661

Real Estate Management & Development - 3.0%
Altus Group	24,200	616,176
FirstService Corporation	135,100	8,890,931
FRP Holdings [4]	188,558	8,532,250
Jones Lang LaSalle	15,600	1,926,600
Kennedy-Wilson Holdings	101,300	1,879,115
Marcus & Millichap [4]	279,213	7,535,959
Real Estate Investors	500,000	402,000
RMR Group Cl. A [2]	27,200	1,396,720
St. Joe Company (The) [4]	177,000	3,336,450
Tejon Ranch [4]	398,733	8,413,266

		42,929,467

Total		43,278,128

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.1%
China Communications Services	750,182	386,058
HKBN	500,000	522,300

		908,358

Wireless Telecommunication Services - 0.5%
Boingo Wireless [4]	50,000	1,068,500
Telephone and Data Systems	208,270	5,808,651

		6,877,151

Total		7,785,509

Utilities – 0.1%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	871,006
Toho Gas	12,000	351,389

		1,222,395

Multi-Utilities - 0.0%
Just Energy Group [2]	18,520	107,601

Total		1,329,996

Miscellaneous[7] – 2.7%
Total		38,738,232

TOTAL COMMON STOCKS
(Cost $1,001,952,408)		1,449,622,741

REPURCHASE AGREEMENT – 4.2%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $59,840,598 (collateralized
by obligations of various U.S. Government
Agencies, 2.00%-2.125% due 5/15/25-8/15/25,
valued at $61,038,057)
(Cost $59,840,000)		59,840,000

TOTAL INVESTMENTS – 104.7%
(Cost $1,061,792,408)		1,509,462,741

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.7)%		(67,172,343)

NET ASSETS – 100.0%		$1,442,290,398

[1]	At September 30, 2017, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $68,646,380.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2017. Total market value of pledged securities at September 30, 2017, was $124,612,726.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]	Non-income producing.
[5]	At September 30, 2017, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[6]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[7]	Includes securities first acquired in 2017 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,063,811,691. At September 30, 2017, net unrealized appreciation for all securities was $445,651,050, consisting of aggregate gross unrealized appreciation of $531,965,902 and aggregate gross unrealized depreciation of $86,314,852. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,401,672,235	$47,058,906	$891,600	$1,449,622,741
Cash Equivalents	–	59,840,000	–	59,840,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2017, securities valued at $6,188,226 were transferred from Level 1 to Level 2 and securities valued at $85,146,431 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and
			Unrealized
	Balance as of 12/31/16	Sales	Gain (Loss)	Balance as of 9/30/17

Common Stocks	$892,063	$759	$296	$891,600

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	9/30/17	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input [1]

		Discounted Present Value
Common Stocks	$891,600	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2017, the Fund has outstanding borrowings of $70,000,000. During the period ended September 30, 2017, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2017:

					Change in Net Unrealized Appreciation (Depreciation)
						Realized Gain (Loss)	Dividend Income		Market Value 9/30/17
Affiliated Company	Shares 12/31/16	Market Value 12/31/16	Cost of Purchases	Proceeds from Sales				Shares 9/30/17

Stanley Furniture	912,235	$821,194	–	$–	$255,243	$–	$–	912,235	$1,076,437
Timberland Bancorp	444,200	9,177,172	–	740,758	4,293,060	452,130	182,122	420,600	13,181,604
		$9,998,366			$4,548,303	$452,130	$182,122		$14,258,041

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 20, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: November 20, 2017